SCHEDULE OF OPERATING LEASE LIABILITIES FROM RELATED PARTY (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Current portion	$ 1,163,658	$ 565,864
Non-current portion	1,162,320	82,649
Total operating lease liabilities – related party	2,325,978	648,513
Related Party [Member]
Related Party Transaction [Line Items]
Current portion	82,015	92,694
Non-current portion		82,649
Sky Sun Trading Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Current portion	82,015	92,694
Non-current portion		82,649
Total operating lease liabilities – related party	$ 82,015	$ 175,343